Financial Instruments and Financial Risk Management - Summary of Carrying Amount of Interest-bearing Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 2,577,975	$ 2,402,881	$ 1,884,182
Fixed Rate Instruments
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	2,031,262	2,127,827
Variable Interest
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 546,713	$ 275,054